Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 9,983	£ 26,705
Fair value of associated liabilities	9,501	24,747
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	6,668	13,084
Loans to banks - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	16	38
Loans to customers - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	398	1,837
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 2,901	£ 11,746